UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__X__   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from
January 1, 2012 to March 31, 2012.

Date of Report (Date of earliest event reported): __________

Commission File Number of securitizer:  025-00530

Central Index Key Number of securitizer: 0001102113

David S. Fallick; (646) 855-1767
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii) [ ]

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Bank of America, National Association is terminating the obligation to file for MBNA Practice Solutions 2005-2 Owner Trust and Bank America Acceptance Corp.

On January 17th, 2012, MBNA Practice Solutions 2005-2 Owner Trust made final payment on all outstanding ABS.

On March 12th, 2012, BankAmerica Acceptance Corp. (or the related issuing entity) made final payment on all outstanding ABS .

ITEM 2.01 – Exhibits.

The following is filed as an Exhibit to this Report under ABS-15G:
ABS-15G Table

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Bank of America, National Association
Sponsor

By:    /s/ David S. Fallick
Name:    David S. Fallick
Title:    Managing Director
(Senior Officer in Charge of Securitization)